CONDENSED CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
CONDENSED CONSOLIDATED STATEMENTS OF INCOME
OPERATING REVENUES	$ 141,469	$ 136,440	$ 280,074	$ 271,926
OPERATING EXPENSES:
Voyage expenses	(3,161)	(3,245)	(6,218)	(6,520)
Vessel operating expenses	(29,570)	(28,903)	(56,893)	(59,149)
Depreciation	(32,853)	(34,132)	(65,341)	(68,075)
Amortization of deferred drydocking and special survey costs	(882)	(1,155)	(2,056)	(2,157)
General and administrative expenses	(5,381)	(5,309)	(10,651)	(10,702)
Gain on sale of vessels		5,216		5,709
Income From Operations	69,622	68,912	138,915	131,032
OTHER INCOME (EXPENSE):
Interest income	850	3	1,690	18
Interest expense	(17,718)	(20,260)	(35,916)	(41,259)
Other finance costs	(4,674)	(4,922)	(9,535)	(9,913)
Other income (expense), net	28	233	35	287
Unrealized and realized losses on derivatives	(10,036)	(27,323)	(26,775)	(55,115)
Total Other Expenses, net	(31,550)	(52,269)	(70,501)	(105,982)
Net Income	$ 38,072	$ 16,643	$ 68,414	$ 25,050
EARNINGS PER SHARE
Basic and diluted net income per share (in dollars per share)	$ 0.35	$ 0.15	$ 0.62	$ 0.23
Basic and diluted weighted average number of common shares (in shares)	109,785	109,669	109,785	109,669